Allocation of Purchase Price (Parenthetical) (Detail) (Motel 168)	1 Months Ended		12 Months Ended
	Oct. 31, 2011 Year		Dec. 31, 2011 Year
Customer relationship
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets amortization period	4	[1]
Franchise agreement
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets amortization period	8	[2]
Trademarks
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets amortization period	7		7
Intangible assets amortization renewal period	10

[1]	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.
[2]	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.